Submission	Jul. 15, 2026
Submission [Line Items]
Central Index Key	0000926282
Registrant Name	ADTRAN Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES